Document And Entity Information	0 Months Ended
Sep. 03, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Sep 3, 2013
Registrant Name	RYDEX SERIES FUNDS
Central Index Key	0000899148
Amendment Flag	false
Document Creation Date	Sep 3, 2013
Document Effective Date	Sep 3, 2013
Prospectus Date	Aug 1, 2013

Guggenheim U.S. Long Short Momentum Fund

U.S. Long Short Momentum Fund

Supplement Dated August 30, 2013

to the Summary Prospectuses, Statutory Prospectuses

and Statement of Additional Information Dated August 1, 2013,

as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectuses (together, with the Summary Prospectuses, the “Prospectuses”) and Statement of Additional Information (the “SAI”) for the U.S. Long Short Momentum Fund (the “Fund”) and should be read in conjunction with the Prospectuses and SAI.

At a meeting held on August 26, 2013, the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) approved a name change for the Fund. The Board also approved the adoption of a non-fundamental investment policy for the Fund. These changes, which are discussed in more detail below, will become effective on October 30, 2013, or such later date as deemed appropriate by the officers of the Trust (the “Effective Date”).

A.	Fund Name Change

On the Effective Date, the new name of the Fund will be “Long Short Equity Fund.” Therefore, all references to the “U.S. Long Short Momentum Fund” in the Fund’s Prospectuses and SAI will be replaced with “Long Short Equity Fund.”

B.	Change of Principal Investment Strategies

On the Effective Date, the current description of the Fund’s principal investment strategies under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Prospectuses will be replaced in its entirety as set forth below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different sectors or industries to which the Fund is seeking exposure.

The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small-, mid-, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Please Retain This Supplement for Future Reference USLSM-SUP1-0813x0814

Guggenheim U.S. Long Short Momentum Fund

U.S. Long Short Momentum Fund

Supplement Dated August 30, 2013

to the Summary Prospectuses, Statutory Prospectuses

and Statement of Additional Information Dated August 1, 2013,

as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectuses (together, with the Summary Prospectuses, the “Prospectuses”) and Statement of Additional Information (the “SAI”) for the U.S. Long Short Momentum Fund (the “Fund”) and should be read in conjunction with the Prospectuses and SAI.

At a meeting held on August 26, 2013, the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) approved a name change for the Fund. The Board also approved the adoption of a non-fundamental investment policy for the Fund. These changes, which are discussed in more detail below, will become effective on October 30, 2013, or such later date as deemed appropriate by the officers of the Trust (the “Effective Date”).

A.	Fund Name Change

On the Effective Date, the new name of the Fund will be “Long Short Equity Fund.” Therefore, all references to the “U.S. Long Short Momentum Fund” in the Fund’s Prospectuses and SAI will be replaced with “Long Short Equity Fund.”

B.	Change of Principal Investment Strategies

On the Effective Date, the current description of the Fund’s principal investment strategies under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Prospectuses will be replaced in its entirety as set forth below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different sectors or industries to which the Fund is seeking exposure.

The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small-, mid-, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Please Retain This Supplement for Future Reference USLSM-SUP1-0813x0814

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep 3, 2013
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 3, 2013
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Guggenheim U.S. Long Short Momentum Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000899148_SupplementTextBlock

U.S. Long Short Momentum Fund

Supplement Dated August 30, 2013

to the Summary Prospectuses, Statutory Prospectuses

and Statement of Additional Information Dated August 1, 2013,

as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectuses (together, with the Summary Prospectuses, the “Prospectuses”) and Statement of Additional Information (the “SAI”) for the U.S. Long Short Momentum Fund (the “Fund”) and should be read in conjunction with the Prospectuses and SAI.

At a meeting held on August 26, 2013, the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) approved a name change for the Fund. The Board also approved the adoption of a non-fundamental investment policy for the Fund. These changes, which are discussed in more detail below, will become effective on October 30, 2013, or such later date as deemed appropriate by the officers of the Trust (the “Effective Date”).

A.	Fund Name Change

On the Effective Date, the new name of the Fund will be “Long Short Equity Fund.” Therefore, all references to the “U.S. Long Short Momentum Fund” in the Fund’s Prospectuses and SAI will be replaced with “Long Short Equity Fund.”

Strategy [Heading]	rr_StrategyHeading
B.	Change of Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On the Effective Date, the current description of the Fund’s principal investment strategies under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Prospectuses will be replaced in its entirety as set forth below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different sectors or industries to which the Fund is seeking exposure.

The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small-, mid-, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Supplement Closing [Text Block]	ck0000899148_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference USLSM-SUP1-0813x0814